Liabilities Related to Business Combinations and to Non-Controlling Interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	€ 3,638	€ 4,223	€ 4,762
Less than 1 year [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	313
1 to 3 years [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	2,840
3 to 5 years [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	331
More than 5 years [member]
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments relating to contingent consideration in connection with business combinations	€ 154